PROPERTY, PLANT AND EQUIPMENT - Summary of Right-of-Use Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 418	$ 409
Depreciation/impairment expense	(89)	(84)
Land
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	2	2
Depreciation/impairment expense	0	0
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	379	365
Depreciation/impairment expense	(51)	(69)
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	37	42
Depreciation/impairment expense	$ (38)	$ (15)